CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest and dividend income:
Interest and fees on loans	$ 17,589,152	$ 19,613,434
Securities:
Taxable interest income	1,042,137	1,129,813
Nontaxable interest income	1,008,926	836,665
Interest-earning deposits, federal funds sold, and other	181,318	72,882
Total interest and dividend income	19,821,533	21,652,794
Interest expense:
Deposits	2,769,685	3,833,610
Federal Home Loan Bank advances	444,070	518,647
Securities sold under agreements to repurchase	13,713	17,839
Subordinated debentures	88,286	97,914
Total interest expense	3,315,754	4,468,010
Net interest income	16,505,779	17,184,784
Provision for loan losses	485,000	1,550,000
Net interest income after provision for loan losses	16,020,779	15,634,784
Other income:
Service fees on deposit accounts	371,424	370,082
Other service charges and fees	376,115	375,045
Loan servicing fees	284,875	219,117
Gain on sale of securities	359,138	167,978
Gain on sale of loans	560,526	1,599,694
Other	216,569	236,870
Total Other income	2,168,647	2,968,786
Other expenses:
Compensation and employee benefits	6,298,405	5,959,622
Occupancy expense	1,353,783	1,257,849
Data processing services	723,977	703,957
Director fees	177,467	151,700
Professional fees	448,423	519,331
FDIC insurance premiums	476,731	469,104
Foreclosed asset related expenses	1,343,883	653,736
Amortization of core deposit intangible	264,000	281,000
Amortization of mortgage servicing rights	118,511	286,165
Other	2,242,177	2,211,571
Total Other expenses	13,447,357	12,494,035
Income before income taxes	4,742,069	6,109,535
Income tax expense	1,386,008	2,045,034
Net income	$ 3,356,061	$ 4,064,501
Basic and diluted earnings per share (in dollars per share)	$ 0.46	$ 0.53
Dividends per share (in dollars per share)	$ 0.24	$ 0.24